Shareholder Report, Line Graph (Details) LMF2000_Western Asset Core Plus Bond Fund_Class C1_TSR Annual {Class C1} - USD ($)											12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2025
Class C1
Account Value [Line Items]
Line Graph and Table Measure Name											Class C1 (with sales charge)
Accumulated Value	$ 10,635	$ 10,857	$ 10,254	$ 12,745	$ 13,061	$ 12,028	$ 10,787	$ 11,032	$ 10,392	$ 10,000	$ 12,110
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Bloomberg U.S. Aggregate Index
Accumulated Value	$ 11,369	$ 11,229	$ 10,641	$ 12,232	$ 12,424	$ 11,556	$ 10,630	$ 10,628	$ 10,265	$ 10,000	$ 12,199